Cover	Jul. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002129794
Document Type	S-6
Entity Registrant Name	FT 13051
Document Period End Date	Jul. 09, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return by investing in a portfolio of common stocks diversified across various market capitalizations, growth and value styles, sectors and countries. Under normal circumstances, the Trust will invest at least 80% of its assets in equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

1. Identify the universe of eligible stocks.

The Diversified Equity Strategic Allocation Portfolio applies a model which analyzes domestic and international stocks to assess valuations based on risk, value, and growth factors. Growth stocks are stocks with higher than average price to book ratios, which are considered by the Sponsor to have the potential to outperform the overall market over time because of their future potential. Value stocks are stocks with lower than average price to book ratios, which are considered by the Sponsor to be currently trading below their intrinsic value and are therefore likely to provide a superior return.

The first step in our selection process is to establish a universe of stocks as of two business days prior to the Initial Date of Deposit (the “selection date”) from which the portfolio will be selected. The universe is divided into seven distinct styles consisting of six domestic equity asset classes and one international equity asset class.

The domestic universe is established by identifying the 3,000 largest U.S. stocks (excluding limited partnerships, royalty trusts, regulated investment companies and business development companies) and then separating them into large-cap (largest 10%), mid-cap (next 20%), and small-cap (remaining 70%). The stocks in each group are then divided evenly between growth and value by their price to book ratios to establish the universe of stocks eligible for selection from within each market capitalization range. In the case of the small-cap universe, only the 250 largest stocks with a minimum average daily trading volume of $1,000,000 within each growth and value group are included to ensure sufficient liquidity. The international universe consists of the 100 largest companies from developed nations whose shares are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts/ADRs which trade on the over-the-counter market or are listed on a U.S. securities exchange. Regardless of universe, stocks with a price of $1,000 or higher per share are not eligible for selection.

Number of Eligible Stocks in Each Selection Universe:

	Domestic Large-Cap	Domestic Mid-Cap	Domestic Small-Cap	International
Growth	150	300	250	100
Value	150	300	250

2. Apply the rules-based stock selection models.

We then rank the stocks within each of the seven universes based on two multi-factor models, with each factor within a model receiving an equal weight. Half of a stock’s ranking is based on a risk model and applies to all seven universes. The remaining half of a stock’s ranking is based on a model which is determined by the stock’s style designation (i.e., growth, value or international). Value and international stocks are ranked together on one model, while growth stocks are ranked using a separate model.

Stock Selection Factors.

Risk Model. The following factors are used to evaluate and rank the stocks within the model:

•	Debt to equity ratio. Compares a company’s long-term debt to its stockholder’s equity. Companies that have a lower debt to equity ratio are assigned a higher ranking.
•	Beta. Compares a security’s volatility relative to the market. A security with a beta less than 1.0 would generally be considered lower risk than the market. Companies that have a lower beta are assigned a higher ranking.
•	Earnings variability. Compares a company’s trailing 12-months earnings per share from the previous five years against a linear trend line. Companies that have more consistent earnings growth are assigned a higher ranking.

Value & International Model. The following factors are used to evaluate and rank the stocks within the model:

•	Price to book ratio. Compares a company’s market capitalization to its book value. Companies that have a lower, but positive, price to book ratio are assigned a higher ranking.
•	Price to cash flow ratio. Compares a company’s market capitalization to its cash flow generated. Companies that have a lower, but positive, price to cash flow ratio are assigned a higher ranking.
•	Return on assets. Compares a company’s trailing 12-months net income to its total assets. Companies that have higher return on assets are assigned a higher ranking.
•	3-month price appreciation. Companies are numerically ranked by their stock’s trailing three-month price appreciation, with a preference to those with the greatest price appreciation.

Growth Model. The following factors are used to evaluate and rank the stocks within the model:

•	Price to sales ratio. Compares a company’s market capitalization to revenue generated. Companies that have a lower price to sales ratio are assigned a higher ranking.
•	Price to cash flow ratio. Compares a company’s market capitalization to its cash flow generated. Companies that have a lower, but positive, price to cash flow ratio are assigned a higher ranking.
•	Change in return on assets. Compares a company’s current return on assets relative to a year ago. Companies that have a higher change in return on assets are assigned a higher ranking.
•	6-month price appreciation. Companies are numerically ranked by their stock’s trailing six-month price appreciation, with a preference to those with the greatest price appreciation.

3. Select the highest scoring stocks.

The 30 stocks with the best overall ranking from each of the seven style classes are selected for the portfolio, subject to a maximum of six stocks from any one of the major market sectors as determined by S&P’s Global Industry Classification Standard (GICS®). The Financials and Real Estate sectors are combined for the sector limit purpose. If more than six stocks from any one of the major GICS® sectors are selected, those stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better price to cash flow ratio is selected.

Large-Cap Growth                25%
Large-Cap Value                    25%
Mid-Cap Growth                   10%
Mid-Cap Value                       10%
Small-Cap Growth                  5%
Small-Cap Value                      5%
International                            20%

Stocks are approximately equally weighted within their style, taking into consideration that only whole shares will be purchased.

Please note that we applied the strategy which makes up the portfolio for the Trust at a particular time. If we create additional Units of the Trust after the Initial Date of Deposit, we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in the Trust’s portfolio.

The Securities were selected as of the selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from the Trust as described under “Removing Securities from the Trust” are not eligible for inclusion in the Trust’s portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and REITs.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.

The publisher of the S&P Composite 1500® Index is not affiliated with us and has not participated in creating the Trust or selecting the Securities for the Trust. Except as noted herein, the index publisher has not approved of any of the information in this prospectus.